Other financial expenses, net -Schedule of Other Financial (Expenses) Income, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Foreign exchange gain (loss)	$ 1.5	$ 0.7	$ (1.1)
Other financial expenses	(9.8)	(9.2)	(3.5)
Expensed loan fees related to settled debt	0.0	(5.6)	0.0
Loss on forward contracts (note 19)	(26.6)	(29.2)	(14.2)
Realized loss on marketable debt securities (note 18)	0.0	(15.4)	0.0
Realized gain on financial instruments (note 19)	1.5	0.0	0.0
Change in fair value of Call Spread (note 19)	(2.3)	(0.5)	(25.7)
Total	$ (35.7)	$ (59.2)	$ (44.5)